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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment(Check only one.):   [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Pacific Heights Asset Management, LLC
Address:          600 Montgomery Street, 27th Floor
                  San Francisco, California 94111-2702

Form 13F File Number: 028-11706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael J. Cuggino
Title:            Sole Member and Manager
Phone:            (415) 398-8000

Signature, Place, and Date of Signing:

/s/ Michael J. Cuggino     San Francisco, California          April 16, 2008
[Signature]                [City, State]                      [Date]

Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:            NONE
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     72

Form 13F Information Table Value Total:     $816,587
                                          (thousands)


List of Other Included Managers:            NONE
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                           FORM 13F INFORMATION TABLE



                                                             VALUE       SHRS OR      SH/ PUT/INVEST   OTHER  VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (x$1000)    PRN AMT      PRN CALLDISCR    MNGRS  SOLE        SHARENONE
AGILENT TECHNOLOGIES INC       COM               00846U101        10,291      345,000 SH      SOLE                 345,000
AIR PRODS & CHEMS INC          COM               009158106        11,040      120,000 SH      SOLE                 120,000
ALEXANDER & BALDWIN INC        COM               014482103         9,995      232,000 SH      SOLE                 232,000
AMGEN INC                      COM               031162100        11,072      265,000 SH      SOLE                 265,000
AUTODESK INC                   COM               052769106        10,074      320,000 SH      SOLE                 320,000
AVALONBAY CMNTYS INC           COM               053484101        14,478      150,000 SH      SOLE                 150,000
BP PLC                         SPONSORED ADR     055622104        13,646      225,000 SH      SOLE                 225,000
BRE PROPERTIES INC             CL A              05564E106        13,668      300,000 SH      SOLE                 300,000
BANK NEW YORK MELLON CORP      COM               064058100        10,224      245,000 SH      SOLE                 245,000
BEAR STEARNS COS INC           COM               073902108         1,626      155,000 SH      SOLE                 155,000
BHP BILLITON LTD               SPONSORED ADR     088606108        14,816      225,000 SH      SOLE                 225,000
BOSTON PRPERTIES INC           COM               101121101        14,731      160,000 SH      SOLE                 160,000
CBS CORPORATION                CL A NEW          124857103         8,840      400,000 SH      SOLE                 400,000
CAMECO CORPORATION             COM               13321L108        13,176      400,000 SH      SOLE                 400,000
CELGENE CORP                   COM               151020104        12,871      210,000 SH      SOLE                 210,000
CHEMTURA CORP                  COM               163893100         8,514    1,160,000 SH      SOLE               1,160,000
CHEVRON CORP                   COM NEW           166764100        14,938      175,000 SH      SOLE                 175,000
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR     204412209        13,856      400,000 SH      SOLE                 400,000
CONOCOPHILIPS                  COM               20825C104        15,242      200,000 SH      SOLE                 200,000
COSTCO WHSL CORP               COM NEW           22160K105        10,395      160,000 SH      SOLE                 160,000
DEVON ENERGY CORP              COM NEW           25179M103        15,649      150,000 SH      SOLE                 150,000
DISNEY WALT CO                 COM               254687106        10,198      325,000 SH      SOLE                 325,000
EQUITY ONE INC                 COM               294752100        14,382      600,000 SH      SOLE                 600,000
FEDERAL REALTY INVT TR         SH BEN INT NEW    313747206        15,590      200,000 SH      SOLE                 200,000
FLUOR CORP NEW                 COM NEW           343412102         9,881       70,000 SH      SOLE                  70,000
FOREST OIL CORP                COM               346091705        14,688      300,000 SH      SOLE                 300,000
FREEPORT-MCMORAN COPPER&GOLD   CL B              35671D857        19,244      200,000 SH      SOLE                 200,000
FRONTIER OIL CORP              COM               35914P105        10,359      380,000 SH      SOLE                 380,000
GENENTECH INC                  COM NEW           368710406        10,959      135,000 SH      SOLE                 135,000
GENZYME CORP                   COM               372917104        11,926      160,000 SH      SOLE                 160,000
GILEAD SCIENCES INC            COM               375558103        12,110      235,000 SH      SOLE                 235,000
HARLEY DAVIDSON INC            COM               412822108         9,937      265,000 SH      SOLE                 265,000
HEWLETT PACKARD CO             COM               428236103        11,415      250,000 SH      SOLE                 250,000
ILLINOIS TOOL WKS INC          COM               452308109        10,369      215,000 SH      SOLE                 215,000
INTEL CORP                     COM               458140100        10,378      490,000 SH      SOLE                 490,000
ISHARES SILVER TRUST           ISHARES           46428Q109         5,112       30,000 SH      SOLE                  30,000
JANUS CAP GROUP INC            COM               47102X105        10,239      440,000 SH      SOLE                 440,000
JUNIPER NETWOKS INC            COM               48203R104         9,625      385,000 SH      SOLE                 385,000
KANSAS CITY SOUTHERN           COM NEW           485170302        10,830      270,000 SH      SOLE                 270,000
KIMCO REALTY CORP              COM               49446R109        15,668      400,000 SH      SOLE                 400,000
LOCKHEED MARTIN CORP           COM               539830109        10,923      110,000 SH      SOLE                 110,000
MARINER ENERGY INC             COM               56845T305        13,505      500,000 SH      SOLE                 500,000
MATTEL INC                     COM               577081102         9,453      475,000 SH      SOLE                 475,000
MORGAN STANLEY                 COM NEW           617446448        12,111      265,000 SH      SOLE                 265,000
MOSAIC CO                      COM               61945A107        12,928      126,000 SH      SOLE                 126,000
NACCO INDS INC CLASS A         CL A              629579103         9,470      117,000 SH      SOLE                 117,000
NACCO INDS INC CLASS B         CL A              629579202           648        8,000 SH      SOLE                   8,000
NATL SEMICONDUCTOR CORP        COM               637640103         9,618      525,000 SH      SOLE                 525,000
NUCOR CORP                     COM               670346105        12,532      185,000 SH      SOLE                 185,000
PARKER DRILLING CO             COM               701081101         7,558    1,170,000 SH      SOLE               1,170,000
PARKER HANNIFIN CORP           COM               701094104        11,083      160,000 SH      SOLE                 160,000
PATRIOT COAL CORP              COM               70336T104        14,091      300,000 SH      SOLE                 300,000
PEABODY ENERGY CORP            COM               704549104        14,025      275,000 SH      SOLE                 275,000
PENN RL ESTATE INVT            SH BEN INT        709102107        12,195      500,000 SH      SOLE                 500,000
PLAINS EXPL & PRODTN CO        COM               726505100        14,614      275,000 SH      SOLE                 275,000
PROLOGIS                       SHR BEN INT       743410102        14,715      250,000 SH      SOLE                 250,000
QUALCOMM INC                   COM               747525103        11,275      275,000 SH      SOLE                 275,000
RYLAND GROUP INC               COM               783764103        12,169      370,000 SH      SOLE                 370,000
SANMINA SCI CORP               COM               800907107         1,895    1,170,000 SH      SOLE               1,170,000
SCHWAB CHARLES CORP            COM NEW           808513105        10,168      540,000 SH      SOLE                 540,000
STATE STR CORP                 COM               857477103        11,060      140,000 SH      SOLE                 140,000
STREETTRACKS GOLD TR           GOLD SHS          863307104         9,038      100,000 SH      SOLE                 100,000
SYMANTEC CORP                  COM               871503108        10,221      615,000 SH      SOLE                 615,000
TEMPLE INLAND INC              COM               879868107         9,629      757,000 SH      SOLE                 757,000
TEXAS PAC LD TR                SUB CTF PROP I T  882610108         8,250      200,000 SH      SOLE                 200,000
UDR INC                        COM               902653104        14,712      600,000 SH      SOLE                 600,000
URSTADT BIDDLE PPTYS INC       CL A              917286106         1,461       90,000 SH      SOLE                  90,000
URSTADT BIDDLE PPTYS INC       COM               917286205         1,416       90,000 SH      SOLE                  90,000
VIACOM INC                     CL A              92553P102        10,502      265,000 SH      SOLE                 265,000
VORNADO RLTY TR                SH BEN INT        929042109        15,087      175,000 SH      SOLE                 175,000
WASHINGTON REAL ESTATE INVT    SH BEN INT        939653101        13,368      400,000 SH      SOLE                 400,000
WEYERHAEUSER CO                COM               962166104        14,634      225,000 SH      SOLE                 225,000
WILLIAMS SONOMA INC            COM               969904101        10,181      420,000 SH      SOLE                 420,000

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